                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-5970

                               CASH ACCOUNT TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois, 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        4/30

Date of reporting period:       10/31/2005

ITEM 1.  REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Institutional Select
Money Market Shares

Money Market Portfolio

October 31, 2005

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2005.

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2005
Actual Fund Return	Money Market Portfolio
Beginning Account Value 5/1/05	$ 1,000.00
Ending Account Value 10/31/05	$ 1,016.70
Expenses Paid per $1,000*	$ 1.02
Hypothetical 5% Fund Return	Money Market Portfolio
Beginning Account Value 5/1/05	$ 1,000.00
Ending Account Value 10/31/05	$ 1,024.20
Expenses Paid per $1,000*	$ 1.02

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Money Market Portfolio
Institutional Select Money Market Shares	.20%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Cash Account Trust — Money Market Portfolio

Asset Allocation	10/31/05	4/30/05

Commercial Paper	40%	36%
Certificates of Deposit and Bank Notes	29%	28%
Short Term Notes	18%	11%
Repurchase Agreements	4%	4%
Time Deposits	3%	11%
US Government Sponsored Agencies+	2%	6%
Promissory Notes	1%	4%
Funding Agreements	1%	—
Asset Backed	1%	—
US Government Agency Sponsored Pass-Throughs+	1%	—
	100%	100%

+ Not backed by the full faith and credit of the US Government

Weighted Average Maturity
Cash Account Trust — Money Market Portfolio	41 days	37 days
First Tier Retail Money Fund Average*	37 days	53 days

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Portfolio of Investments as of October 31, 2005 (Unaudited)

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 28.7%
Alliance & Leicester PLC, 3.82%, 12/15/2005	30,000,000	29,999,637
Bank of Ireland, 4.01%, 7/14/2006	10,000,000	10,000,681
Bank of Tokyo-Mitsubishi, 3.75%, 12/9/2005	75,000,000	75,000,000
Barclays Bank PLC:
3.76%, 11/1/2005	60,000,000	60,000,000
3.78%, 11/1/2005	100,000,000	100,000,000
BNP Paribas:
3.745%, 11/25/2005	70,000,000	70,000,000
3.82%, 12/15/2005	30,000,000	29,999,637
CC (USA), Inc., 3.805%, 6/22/2006	50,000,000	49,998,404
Citibank, NA, 3.74%, 12/7/2005	100,000,000	100,000,000
Credit Agricole SA:
3.735%, 11/14/2005	120,000,000	120,000,000
3.785%, 12/12/2005	60,000,000	60,000,000
Credit Suisse, 3.78%, 11/1/2005	40,000,000	40,000,000
Credit Suisse First Boston, 3.9%, 11/29/2005	50,000,000	50,000,000
Depfa Bank PLC, 3.84%, 11/7/2005	30,000,000	30,000,000
Dexia Credit Local, 3.705%, 11/9/2005	75,000,000	74,993,702
HBOS Treasury Services PLC, 4.0%, 7/18/2006	75,000,000	75,000,000
LaSalle Bank NA:
3.23%, 2/3/2006	100,000,000	100,000,000
4.02%, 7/5/2006	75,000,000	75,000,000
Natexis Banque Populaires:
3.76%, 11/25/2005	50,000,000	50,000,000
3.81%, 12/13/2005	50,000,000	50,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	20,000,000	20,000,000
Royal Bank of Scotland PLC, 4.08%, 3/27/2006	110,000,000	110,000,000
Societe Generale, 3.81%, 11/1/2005	60,000,000	60,000,000
Toronto Dominion Bank, 3.815%, 6/16/2006	70,000,000	70,000,000
UBS AG, 3.775%, 11/1/2005	60,000,000	60,000,000
UniCredito Italiano SpA, 3.8%, 6/15/2006	200,000,000	200,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,769,992,061)		1,769,992,061

Commercial Paper** 40.7%
AB Spintab, 3.71%, 12/2/2005	75,000,000	74,760,396
ADP Tax Services, Inc., 4.04%, 11/1/2005	60,000,000	60,000,000
Atlantis One Funding Corp.:
3.71%, 12/8/2005	50,000,000	49,809,347
3.8%, 11/2/2005	60,000,000	59,993,667
Cafco, LLC, 4.04%, 11/1/2005	87,583,000	87,583,000
CC (USA), Inc., 3.96%, 1/20/2006	25,000,000	24,780,000
Charta, LLC:
4.04%, 11/1/2005	88,601,000	88,601,000
4.08%, 12/15/2005	73,750,000	73,382,233
Ciesco, LLC, 4.04%, 11/1/2005	69,488,000	69,488,000
Compass Securitization LLC, 4.05%, 11/17/2005	50,020,000	49,929,964
CRC Funding, LLC, 4.04%, 11/1/2005	83,900,000	83,900,000
Dresdner US Finance, Inc., 3.715%, 12/8/2005	70,000,000	69,732,726
General Electric Co.:
4.0%, 12/27/2005	75,000,000	74,533,333
4.06%, 11/1/2005	22,645,000	22,645,000
Giro Funding US Corp.:
3.79%, 11/1/2005	45,000,000	45,000,000
3.92%, 11/14/2005	20,000,000	19,971,689
Grampian Funding Ltd., 3.71%, 12/9/2005	30,000,000	29,882,517
Greyhawk Funding LLC:
3.8%, 11/1/2005	60,000,000	60,000,000
3.8%, 11/2/2005	24,737,000	24,734,389
HSBC Finance Corp., 4.05%, 11/1/2005	225,000,000	225,000,000
Irish Life and Permanent PLC:
3.75%, 12/7/2005	48,600,000	48,417,750
3.75%, 12/12/2005	100,000,000	99,572,917
Johnson Controls, Inc., 4.07%, 11/1/2005	27,700,000	27,700,000
Jupiter Securitization Corp., 4.01%, 12/21/2005	25,000,000	24,860,764
Lake Constance Funding LLC:
3.71%, 12/2/2005	17,500,000	17,444,092
3.81%, 12/14/2005	48,000,000	47,781,560
Mane Funding Corp.:
3.7%, 11/7/2005	20,661,000	20,648,259
3.75%, 12/8/2005	46,603,000	46,423,384
Old Line Funding, LLC, 3.8%, 11/1/2005	88,592,000	88,592,000
PepsiCo, Inc.:
3.78%, 11/4/2005	40,000,000	39,987,400
3.88%, 11/9/2005	50,000,000	49,956,889
3.92%, 11/4/2005	20,000,000	19,993,467
4.06%, 11/1/2005	55,000,000	55,000,000
Perry Global Funding LLC:
Series A, 3.8%, 11/3/2005	20,000,000	19,995,778
Series A, 3.81%, 11/18/2005	25,000,000	24,955,021
Series A, 3.86%, 11/9/2005	80,000,000	79,931,378
Prudential PLC, 3.79%, 12/14/2005	42,000,000	41,809,868
SBC Communications, Inc., 3.74%, 11/7/2005	50,000,000	49,968,833
Scaldis Capital LLC:
3.71%, 12/8/2005	34,780,000	34,647,382
3.75%, 12/12/2005	44,859,000	44,667,415
3.83%, 11/7/2005	50,000,000	49,968,083
3.97%, 11/21/2005	39,266,000	39,179,397
Sheffield Receivables Corp., 3.815%, 11/3/2005	60,000,000	59,987,283
Tango Finance Corp., 3.7%, 11/22/2005	39,710,000	39,624,293
Total Capital SA, 4.03%, 11/1/2005	20,155,000	20,155,000
Windmill Funding Corp., 4.04%, 11/1/2005	24,920,000	24,920,000
Yorktown Capital LLC, 3.84%, 11/7/2005	100,000,000	99,936,000
Total Commercial Paper (Cost $2,509,851,474)		2,509,851,474

Short Term Notes* 18.5%
American Honda Finance Corp.:
3.884%, 6/22/2006	21,000,000	21,000,000
3.95%, 9/21/2006	65,500,000	65,531,237
144A, 4.075%, 7/10/2006	30,000,000	30,000,000
Australia & New Zealand Banking Group Ltd., 3.81%, 6/23/2010	20,000,000	20,000,000
Bank of Ireland, 144A, 3.97%, 11/17/2006	100,000,000	100,000,000
Bear Stearns Companies, Inc., 4.21%, 1/17/2006	51,500,000	51,507,172
BMW US Capital LLC, 144A, 3.74%, 4/18/2006	20,000,000	20,000,000
BNP Paribas, 4.021%, 10/26/2006	35,000,000	35,000,000
Calyon, 3.81%, 7/5/2006	35,500,000	35,492,769
Canadian Imperial Bank of Commerce, 1.92%, 11/15/2006	45,000,000	45,011,999
Commonwealth Bank of Australia, 4.0%, 8/24/2006	30,000,000	30,000,000
Depfa Bank PLC, 3.88%, 9/15/2006	25,000,000	25,000,000
Dexia Banque Belique, 3.78%, 8/30/2006	30,000,000	29,995,055
Dorada Finance, Inc., 4.04%, 11/1/2006	30,000,000	29,997,000
General Electric Capital Corp., 4.01%, 3/29/2006	35,000,000	35,002,613
Greenwich Capital Holdings, Inc., 3.79%, 5/30/2006	50,000,000	50,000,000
HSBC Bank USA, NA, 3.73%, 5/4/2006	40,000,000	40,009,415
HSBC Finance Corp., 4.03%, 10/19/2006	30,000,000	30,027,133
International Business Machines Corp., 3.91%, 11/8/2006	30,000,000	30,000,000
Lehman Brothers Holdings, Inc., 4.14%, 12/23/2005	30,000,000	30,005,110
Merrill Lynch & Co., Inc.:
3.75%, 9/15/2006	50,000,000	50,000,000
3.92%, 1/4/2006	30,000,000	30,000,000
Morgan Stanley:
3.46%, 7/10/2006	80,000,000	80,000,000
4.01%, 11/15/2005	45,000,000	45,000,000
Skandinaviska Enskila Banken, 3.97%, 7/18/2006	25,000,000	25,000,000
Tango Finance Corp., 144A, 3.9%, 2/10/2006	30,000,000	29,999,190
The Goldman Sachs Group, Inc., 2.48%, 8/18/2006	34,070,000	34,122,729
UniCredito Italiano SpA, 3.74%, 9/8/2006	30,000,000	29,989,766
Wells Fargo Bank, NA, 3.83%, 8/7/2006	61,000,000	60,992,902
Total Short Term Notes (Cost $1,138,684,090)		1,138,684,090

US Government Sponsored Agencies (e) 2.4%
Federal Home Loan Bank:
2.3%, 6/16/2006	2,000,000	1,981,342
3.75%, 7/13/2006	10,000,000	10,000,000
Federal Home Loan Mortgage Corp., 3.702%*, 11/7/2005	25,000,000	25,000,000
Federal National Mortgage Association:
3.77%*, 9/7/2006	60,000,000	59,962,116
4.03%, 7/21/2006	53,700,000	53,700,000
Total US Government Sponsored Agencies (Cost $150,643,458)		150,643,458

US Government Agency Sponsored Pass-Throughs (e) 0.5%
Federal National Mortgage Association, 3.58%**, 11/1/2005 (Cost $30,000,000)	30,000,000	30,000,000

Asset Backed 0.6%
Permanent Financing PLC, "1A", Series 8, 3.9%*, 6/12/2006 (Cost $35,000,000)	35,000,000	35,000,000

Funding Agreements 0.8%
New York Life Insurance Co., 3.994%, 9/19/2006 (Cost $50,000,000)	50,000,000	50,000,000

Promissory Notes 1.2%
The Goldman Sachs Group, Inc., 4.01%*, 2/16/2006 (Cost $75,000,000)	75,000,000	75,000,000

Time Deposits 2.8%
Chase Bank USA, NA, 3.98%, 11/1/2005	107,000,000	107,000,000
Dresdner Bank AG, 4.03%, 11/1/2005	64,143,039	64,143,039
Total Time Deposits (Cost $171,143,039)		171,143,039

Municipal Bonds and Notes 0.1%
Massachusetts, State Housing Finance Agency, Housing Revenue, Avalon at Newton, Series A, 4.02%***, 12/1/2034, JP Morgan Chase Bank (a) (Cost $9,790,000)	9,790,000	9,790,000

Repurchase Agreements 4.0%
BNP Paribas, 4.04%, dated 10/31/2005, to be repurchased at $216,024,240 on 11/1/2005 (b)	216,000,000	216,000,000
Greenwich Capital Markets, Inc., 3.9%, dated 10/18/2005, to be repurchased at $25,073,125 on 11/14/2005 (c)	25,000,000	25,000,000
State Street Bank and Trust Co., 3.73%, dated 10/31/2005, to be repurchased at $3,580,371 on 11/1/2005 (d)	3,580,000	3,580,000
Total Repurchase Agreements (Cost $244,580,000)		244,580,000
Money Market Portfolio	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 6,184,684,122)+	100.3	6,184,684,122
Other Assets and Liabilities, Net	(0.3)	(15,973,958)
Net Assets	100.0	6,168,710,164

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2005.

** Annualized yield at the time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. The securities are often payable on demand and are shown at their current rate as of October 31, 2005.

+ Cost for federal income tax purposes was $6,184,684,122.

(a) The security incorporates a letter of credit from a major bank.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

158,345,583	Federal National Mortgage Association	4.405-7.25	7/1/2020-11/1/2035	159,299,496
26,232,724	Federal Home Loan Mortgage Corp.	4.0-5.497	11/1/2013-10/1/2035	25,918,792
34,900,000	Federal Home Loan Bank	4.75-6.96	5/17/2006-9/11/2015	35,102,959
Total Collateral Value				220,321,247

(c) Collateralized by $25,404,220 Federal Home Loan Mortgage Corp., 5.75%, maturing on 7/15/2035 with a value of $25,503,825

(d) Collateralized by $3,774,118 Federal Home Loan Mortgage Corp., 4.5%, maturing on 4/1/2019 with a value of $3,654,841.

(e) Not backed by full faith and credit of the US Government.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2005 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in securities, at amortized cost	$ 5,940,104,122
Repurchase agreements, at amortized cost	244,580,000
Total investments in securities, at amortized cost	6,184,684,122
Cash	277,022
Interest receivable	20,048,848
Receivable for Fund shares sold	709,100
Other assets	147,459
Total assets	6,205,866,551
Liabilities
Payable for investments purchased	29,997,000
Dividends payable	188,885
Payable for Fund shares redeemed	677,593
Accrued management fee	823,859
Other accrued expenses and payables	5,469,050
Total liabilities	37,156,387
Net assets, at value	$ 6,168,710,164
Net Assets
Net assets consist of: Undistributed net investment income	107,800
Accumulated net realized gain (loss)	(750,241)
Paid-in capital	6,169,352,605
Net assets, at value	$ 6,168,710,164

Statements of Assets and Liabilities as of October 31, 2005 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net assets applicable to shares outstanding	$ 801,879,617
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	801,874,780
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Capital Assets Funds Preferred Shares Net assets applicable to shares outstanding	$ 119,129
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	119,128
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Davidson Cash Equivalent Shares Net assets applicable to shares outstanding	$ 345,373,249
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	345,371,240
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Davidson Cash Equivalent Plus Shares Net assets applicable to shares outstanding	$ 137,338,827
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	137,338,123
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Institutional Money Market Shares Net assets applicable to shares outstanding	$ 80,345,481
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	80,342,084
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 208
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	207
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

Statements of Assets and Liabilities as of October 31, 2005 (Unaudited) (continued)
Money Market Portfolio
Premier Money Market Shares Net assets applicable to shares outstanding	$ 3,563,257,189
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	3,563,109,421
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 402,114,469
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	402,028,573
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Service Shares Net assets applicable to shares outstanding	$ 838,281,995
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	838,278,154
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

Statements of Operations for the six months ended October 31, 2005 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$ 95,735,727
Expenses: Management fee	4,434,230
Services to shareholders	7,323,187
Custodian fees	126,111
Distribution service fees	13,727,475
Auditing	34,656
Legal	47,314
Trustees' fees and expenses	40,106
Reports to shareholders	155,685
Registration fees	55,273
Other	64,505
Total expenses, before expense reductions	26,008,542
Expense reductions	(237,785)
Total expenses, after expense reductions	25,770,757
Net investment income	69,964,970
Net realized gain (loss) on investment transactions	35,262
Net increase (decrease) in net assets resulting from operations	$ 70,000,232

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2005 (Unaudited)	Year Ended April 30, 2005
Operations: Net investment income	$ 69,964,970	$ 39,605,387
Net realized gain (loss) on investment transactions	35,262	1,874
Net increase in net assets resulting from operations	70,000,232	39,607,261
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(7,494,719)	—
Capital Assets Funds Preferred Shares	(2,800)	—
Davidson Cash Equivalent Shares	(4,174,739)	(2,426,184)
Davidson Cash Equivalent Plus Shares	(1,572,662)	(860,296)
Institutional Money Market Shares	(1,350,478)	(1,599,818)
Institutional Select Money Market Shares	(6)	(21)
Premier Money Market Shares	(42,972,549)	(30,622,657)
Premium Reserve Money Market Shares	(4,712,663)	(4,091,309)
Service Shares	(7,684,303)	(4,876)
Portfolio share transactions: Proceeds from shares sold	4,202,036,705	3,693,493,597
Reinvestment of distributions	68,899,124	38,220,516
Cost of shares redeemed	(2,310,785,675)	(2,812,299,102)
Net increase (decrease) in net assets from Fund share transactions	1,960,150,154	919,415,011
Increase (decrease) in net assets	1,960,185,467	919,417,111
Net assets at beginning of period	4,208,524,697	3,289,107,586
Net assets at end of period (including undistributed net investment income of $107,800 and $107,749, respectively)	$ 6,168,710,164	$ 4,208,524,697

Financial Highlights

Money Market Portfolio — Institutional Select Money Market Shares

Years Ended April 30,	2005[a]	2005	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.017	.017	.010	.005
Less distributions from net investment income	(.017)	(.017)	(.010)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.67**	1.75	.99	.52**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.0002	.001	.001	.001
Ratio of expenses (%)	.20*	.20	.18	.19*
Ratio of net investment income (%)	3.27*	1.73	.98	1.33*

a For the six months ended October 31, 2005 (Unaudited).

b For the period from December 2, 2002 (commencement of sales of Institutional Select Money Market Shares) to April 30, 2003.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of the Government & Agency Securities Portfolio and Tax-Exempt Portfolio are presented in separate semiannual reports. Money Market Portfolio offers nine classes of shares: Capital Assets Funds Shares (commencement of operations May 13, 2005), Capital Assets Funds Preferred Shares (commencement of operations May 23, 2005), Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares. The financial highlights for the Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Service Shares, and Premier Money Market Shares of each Portfolio, the Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premium Reserve Money Market Shares of the Money Market Portfolio, the Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio, the Scudder Tax-Exempt Cash Institutional Shares, and Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2005, the Money Market Portfolio utilized approximately $1,874 of its capital loss carryforward. At April 30, 2005, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately ($786,000) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2010, the expiration date, whichever occurs first.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' combined average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2005, the Portfolio incurred management fees equivalent to the following annualized effective rate of the Portfolio's average daily net assets:

Annualized Effective Rate (%)
Money Market Portfolio	.16

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses at 0.95% of the Davidson Cash Equivalent Shares, 0.80% the Davidson Cash Equivalent Plus Shares, 0.20% of the Institutional Select Money Market Shares and 0.25% of the Institutional Money Market Shares for the six months ended October 31, 2005. For the six months ended, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses at 1.00% of the Service Shares. Effective May 13, 2005 through July 31, 2006, the Advisor has contractually agreed to waive all or a portion of its Management Fee and reimburse or pay operating expenses at 1.00% of the Capital Assets Funds Shares and 0.60 of the Capital Assets Funds Preferred Shares. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the six months ended October 31, 2005, the amounts charged to the Portfolio by SISC were as follows:

	Total Aggregated	Waived	Unpaid at October 31, 2005
Money Market Portfolio:
Capital Assets Funds Shares	$ 721,556	$ 38,234	$ 323,161
Capital Assets Funds Preferred Shares	148	33	58
Davidson Cash Equivalent Shares	433,085	78,358	115,256
Davidson Cash Equivalent Plus Shares	100,000	4,035	34,162
Institutional Money Market Shares	5,838	—	823
Premier Money Market Shares	4,960,130	—	1,596,566
Premium Reserve Money Market Shares	180,302	—	76,154
Service Shares	734,341	93,730	281,826

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio.

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.33% of average daily net assets for the Capital Assets Funds Shares, 0.20% of average daily net assets for the Capital Assets Funds Preferred Shares, 0.30% of the average daily net assets of the Davidson Cash Equivalent Shares, 0.25% of the average daily net assets of the Davidson Cash Equivalent Plus Shares, 0.60%, of average daily net assets for the Service Shares, 0.25% of average daily net assets for the Premier Money Market Shares and up to 0.075% (currently 0.01%) of the average daily net assets for the Institutional Money Market Shares.

For the six months ended October 31, 2005, the Distribution Fee was as follows:

	Distribution Fee	Unpaid at October 31, 2005
Money Market Portfolio:
Capital Assets Funds Shares	$ 952,455	$ 260,574
Capital Assets Funds Preferred Shares	196	—
Davidson Cash Equivalent Shares	499,714	88,698
Davidson Cash Equivalent Plus Shares	147,058	29,197
Institutional Money Market Shares	4,155	818
Premier Money Market Shares	4,332,026	757,172
Service Shares	1,792,332	413,286

In addition, SDI provides information and administrative services to the Capital Assets Funds Shares, the Capital Assets Funds Preferred Shares, the Davidson Cash Equivalent Shares, the Davidson Cash Equivalent Plus Shares, the Premier Money Market Shares, the Premium Reserve Money Market Shares and the Institutional Money Market Shares, which pay SDI a fee ("Service Fee") as follows:

The Capital Assets Funds Shares pay SDI an annual fee of 0.25% of the average daily net assets. The Capital Assets Funds Preferred Shares pay SDI and annual fee of 0.10% of the average daily net assets. The Davidson Cash Equivalent Shares pay SDI an annual fee of 0.25% of average daily net assets. The Davidson Cash Equivalent Plus Shares pay SDI an annual fee of 0.20% of average daily net assets. The Premier Money Market Shares pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares pay SDI an annual fee of 0.25% of average daily net assets. The Institutional Money Market Shares pay SDI an annual fee of up to 0.075% (currently 0.01%) of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the six months ended October 31, 2005, the Service Fee was as follows:

	Service Fee	Unpaid at October 31, 2005
Money Market Portfolio:
Capital Assets Funds Shares	$ 721,556	$ 191,532
Capital Assets Funds Preferred Shares	98	1
Davidson Cash Equivalent Shares	416,429	73,516
Davidson Cash Equivalent Plus Shares	117,647	23,491
Institutional Money Market Shares	4,193	864
Premier Money Market Shares	4,335,780	745,421
Premium Reserve Money Market Shares	403,836	76,884

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and regulatory filing services to the Portfolio. For the six months ended October 31, 2005, the amounts charged to the Portfolio by DeIM included in the reports to shareholders were as follows:

	Total Aggregated	Unpaid at October 31, 2005
Money Market Portfolio	$ 30,350	$ 14,480

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Reductions

For the six months ended October 31, 2005, the Advisor has agreed to reimburse the Trust the following amount, which represent a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Amount ($)
Money Market Portfolio	23,142

In addition, the Trust has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. During the six months ended October 31, 2005, the Money Market Portfolio's custody fees were reduced as follows:

Amount ($)
Money Market Portfolio	253

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Money Market Portfolio	Six Months Ended October 31, 2005		Year Ended April 30, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	1,049,112,581	$ 1,049,112,581	—	$ —
Capital Assets Funds Preferred Shares**	1,933,930	1,933,930	—	—
Davidson Cash Equivalent Shares	211,235,055	211,235,055	482,713,708***	482,713,708***
Davidson Cash Equivalent Plus Shares	153,821,597	153,821,597	175,333,419****	175,333,419****
Institutional Money Market Shares	164,778,230	164,778,230	284,068,975	284,068,975
Institutional Select Money Market Shares	—	—	—	—
Premier Money Market Shares	1,070,249,378	1,070,249,378	2,099,220,930	2,099,220,930
Premium Reserve Money Market Shares	326,899,974	326,899,974	649,802,859	649,802,859
Service Shares	1,224,005,960	1,224,005,960	2,353,706	2,353,706
		$ 4,202,036,705		$ 3,693,493,597
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	7,242,875	$ 7,242,875	—	$ —
Capital Assets Funds Preferred Shares**	2,780	2,780	—	—
Davidson Cash Equivalent Shares	4,192,520	4,192,520	2,408,404***	2,408,404***
Davidson Cash Equivalent Plus Shares	1,579,250	1,579,250	853,710****	853,710****
Institutional Money Market Shares	1,352,287	1,352,287	1,580,498	1,580,498
Institutional Select Money Market Shares	—	—	21	21
Premier Money Market Shares	43,156,969	43,156,969	30,412,821	30,412,821
Premium Reserve Money Market Shares	3,688,208	3,688,208	2,960,491	2,960,491
Service Shares	7,684,235	7,684,235	4,571	4,571
		$ 68,899,124		$ 38,220,516
Shares redeemed
Capital Assets Funds Shares*	(254,480,676)	$ (254,480,676)	—	$ —
Capital Assets Funds Preferred Shares**	(1,817,582)	(1,817,582)	—	—
Davidson Cash Equivalent Shares	(186,382,874)	(186,382,874)	(168,795,573)***	(168,795,573)***
Davidson Cash Equivalent Plus Shares	(127,176,150)	(127,176,150)	(67,073,703)****	(67,073,703)****
Institutional Money Market Shares	(160,437,747)	(160,437,747)	(316,541,585)	(316,541,585)
Institutional Select Money Market Shares	(1,034)	(1,034)	—	—
Premier Money Market Shares	(931,074,084)	(931,074,084)	(1,673,996,930)	(1,673,996,930)
Premium Reserve Money Market Shares	(255,568,610)	(255,568,610)	(582,814,600)	(582,814,600)
Service Shares	(393,846,918)	(393,846,918)	(3,076,711)	(3,076,711)
		$ (2,310,785,675)		$ (2,812,299,102)
Net increase (decrease)
Capital Assets Funds Shares*	801,874,780	$ 801,874,780	—	$ —
Capital Assets Funds Preferred Shares**	119,128	119,128	—	—
Davidson Cash Equivalent Shares	29,044,701	29,044,701	316,326,539***	316,326,539***
Davidson Cash Equivalent Plus Shares	28,224,697	28,224,697	109,113,426****	109,113,426****
Institutional Money Market Shares	5,692,770	5,692,770	(30,892,112)	(30,892,112)
Institutional Select Money Market Shares	(1,034)	(1,034)	21	21
Premier Money Market Shares	182,332,263	182,332,263	455,636,821	455,636,821
Premium Reserve Money Market Shares	75,019,572	75,019,572	69,948,750	69,948,750
Service Shares	837,843,277	837,843,277	(718,434)	(718,434)
		$ 1,960,150,154		$ 919,415,011

* For the period from May 13, 2005 (commencement of operations) to October 31, 2005.

** For the period from May 23, 2005 (commencement of operations) to October 31, 2005.

*** For the period from September 27, 2004 (commencement of operations) to April 30, 2005.

****For the period from September 28, 2004 (commencement of operations) to April 30, 2005.

6. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Information

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Management Agreement Approval

MONEY MARKET PORTFOLIO

The Board of Trustees, including the Independent Trustees, approved the renewal of your Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Portfolio. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Portfolio since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Portfolio with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Portfolio's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Portfolio's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Portfolio's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Portfolio's management fee rate, operating expenses and total expense ratios, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Portfolio. The information provided to the Board showed that the Portfolio's management fee rate was below the median of the peer group, and that the Portfolio's total expense ratio was below the median of the peer universe for Institutional Shares, Institutional Select Shares, Premium Reserve Money Market Shares, Davidson Cash Equivalent Plus Shares and Capital Assets Funds Preferred Shares, above the median but below the fourth quartile of the peer universe for Capital Assets Funds Shares, Premier Money Market Shares and Davidson Cash Equivalent Shares, and in the fourth quartile of the peer universe for Service Shares. The Board examined the total expense ratio less 12b-1 plan expenses for Service Shares and noted that such expense ratio was below the fourth quartile. The Board also considered the Portfolio's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and for similarly managed institutional accounts. With respect to institutional accounts, the Board noted that (i) both the mix of services provided and the level of responsibility required under the Agreement were significantly greater as compared to the Advisor's obligations for similarly managed institutional accounts; and (ii) the management fees of institutional accounts are less relevant to the Board's consideration because they reflect significantly different competitive forces than those in the mutual fund marketplace. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor's contractual commitment to cap total expenses for Service Shares, Capital Assets Funds Shares and Capital Assets Funds Preferred Shares through July 31, 2006, as well as that the Advisor historically voluntarily capped expenses for the Portfolio.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that although the Portfolio's total expense ratios for Premier Money Market Shares, Service Shares, Davidson Cash Equivalent Shares and Capital Assets Funds Shares were above the median of the peer universe, such ratios were within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of the services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Portfolio in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Portfolio. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Portfolio were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and whether the Portfolio benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Portfolio. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Portfolio and fees received by an affiliate of the Advisor for distribution services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading, and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Portfolio.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2005

Notes

Notes

Notes

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

CATIS-3 (12/05)

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Money Market Portfolio, a series of Cash
                                    Account Trust

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Money Market Portfolio, a series of Cash
                                    Account Trust

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               December 27, 2005

By:                                 /s/Paul Schubert
                                    ----------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               December 27, 2005